Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of Inventories

Inventories are stated at average cost using the first-in, first-out (FIFO) valuation method. Inventory at September 30, 2012 and December 31, 2011:

	September 30, 2012	December 31, 2011
Finished goods	$143,496	$101,110

Schedule of Expenses of Slotting Fees and Sales Discount Accounted for Direct Revenue Reduction

Expenses such as slotting fees and sales discounts are accounted for as a direct reduction of revenues as follows:

	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011
Gross Sales	3,606,759	$2,331,295

Less:Slotting, Discounts, Allowances	225,381	87,685
Net Sales	$3,381,378	$2,243,610

Schedule of Common Stock Equivalents

The Company had the following potential common stock equivalents at September 30, 2012:

Common stock warrants, exercise price of $1.00	345,400
Common stock options, exercise price of $1.00	223,404
Total common stock equivalents	568,804